Net Loss Per Share	9 Months Ended	12 Months Ended
	Sep. 30, 2023	Dec. 31, 2022
Earnings Per Share [Abstract]
Net Loss Per Share
13.	Net Loss per Share
Basic and diluted net loss per share was calculated as follows:

	Three Months Ended September 30,		Nine Months Ended September 30,
	2023	2022	2023	2022
Numerator:
Net loss	$(21,630)	$(13,572)	$(61,427)	$(25,396)
Cumulative undeclared preferred dividends to participating securities (Legacy Series D convertible preferred stock)	(255)	(733)	(1,697)	(2,175)

Net loss attributable to common shareholders	$(21,885)	$(14,305)	$(63,124)	$(27,571)

Denominator:
Basic and diluted weighted-average common stock outstanding (1)	40,335,457	26,930,318	31,558,538	26,888,896

Net loss per share, basic and diluted (1)	$(0.54)	$(0.53)	$(2.00)	$(1.03)

(1)
The weighted-average common shares and thus net loss per share calculations and potentially dilutive security amounts for all periods prior to the Business Combination have been retrospectively adjusted to the equivalent number of shares outstanding immediately after the Business Combination to effect the reverse capitalization. See Note 3 for further information.
The Company’s potentially dilutive securities have been excluded from the computation of diluted net loss per share as the effect would be to reduce the net loss per share. Therefore, the weighted average number of shares of Common Stock outstanding used to calculate both basic and diluted net loss per share attributable to common stockholders is the same. The Company excluded the following potential shares of Common Stock, presented based on amounts outstanding at each period end, from the computation of diluted net loss per share attributable to common stockholders for the periods indicated because including them would have had an anti-dilutive effect:

	As of September 30,
	2023	2022
Outstanding options to purchase Common Stock	4,270,229	2,966,026
Restricted Stock Units	429,321	—
Warrants to purchase preferred stock (as converted to warrants to purchase Common Stock)	138,857	266,068
Warrants to purchase Common Stock	266,131	276,146
Shares of Common Stock issued upon the exercise of Public Warrants	18,759,838	—
Earn-Out Shares	9,000,000	—

Total	32,864,376	3,508,240

11.	Net Loss per Share
Basic and diluted net loss per share was calculated as follows:

	Year Ended December 31,
	2022	2021
Numerator:
Net loss and comprehensive loss	$(37,744)	$(12,386)
Cumulative undeclared dividends to participating securities (Series D convertible preferred stock)	(2,907)	(1,240)

Net loss attributable to common stockholders	$(40,651)	$(13,626)

Denominator:
Basic and diluted weighted-average common stock outstanding	26,918,484	23,135,975

Net loss per share attributable to common stockholders, basic and diluted	$(1.51)	$(0.59)

The

Company’s potentially dilutive securities have been excluded from the computation of diluted net loss per share as the effect would be to reduce the net loss per share. Therefore, the weighted average number of common shares outstanding used to calculate both basic and diluted net loss per share attributable to common stockholders is the same.
The Company excluded the following potential common shares, presented based on amounts outstanding at each period end, from the computation of diluted net loss per share attributable to common stockholders for the periods indicated because including them would have had an anti-dilutive effect:

	Year Ended December 31,
	2022	2021
Outstanding options to purchase common stock	4,301,960	2,822,057
Restricted Stock Units	1,415,104	—
Warrants to purchase preferred stock (as converted to warrants to purchase common stock)	297,854	224,341
Warrants to purchase common stock	138,857	276,142
Convertible notes (as converted to common stock)	171,256	102,792

Total	6,325,031	3,425,332